Selected Statements of Income Data	12 Months Ended
Dec. 31, 2019
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 20:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2019	2018	2017

Total costs	$12,382	$9,362	$10,713
Less - capitalized software costs	(4,143)	(3,666)	(3,771)

Research and development, net	$8,239	$5,696	$6,942

b.	Financial income (expenses), net:

Bank charges and interest from loans offset by interest from short term deposits	$(374)	$(986)	$(1,124)
Interest expenses related to liabilities in connection with acquisitions	(11)	(4)	(62)
Interest income from marketable securities, net of amortization of premium on marketable securities	212	284	284
Gain (loss) arising from foreign currency translation and other	(1,007)	855	(809)

Financial income (expenses), net	$(1,180)	$149	$(1,711)